                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
                       (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                          (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

       NUMBER OF
         SHARES                                                                                                 VALUE
-------------------------                                                                                --------------------

                             COMMON STOCKS (98.6%)
                             Finance/Rental/Leasing (8.8%)
                  73,800     Capital One Financial Corp.                                                  $        6,069,312
                 122,800     Freddie Mac                                                                           7,414,664
                 226,500     MBNA Corp.                                                                            5,707,800
                                                                                                         --------------------
                                                                                                                  19,191,776
                                                                                                         --------------------
                             Financial Conglomerates (15.6%)
                 342,200     Citigroup, Inc.                                                                      14,978,094
                 196,312     JPMorgan Chase & Co.                                                                  6,653,014
                  62,800     Prudential Financial, Inc. *                                                          4,042,436
                 123,900     State Street Corp.                                                                    5,988,087
                  29,000     UBS AG (ADR) (Switzerland) *                                                          2,380,900
                                                                                                         --------------------
                                                                                                                  34,042,531
                                                                                                         --------------------
                             Insurance Brokers/Services (1.6%)
                 128,800     Marsh & McLennan Companies, Inc.                                                      3,612,840
                                                                                                         --------------------

                             Investment Banks/Brokers (10.5%)
                 136,100     Ameritrade Holding Corp. *                                                            2,708,390
                  66,200     Goldman Sachs Group Inc. (The)                                                        7,360,116
                 128,900     Merrill Lynch & Co., Inc.                                                             7,367,924
                  53,500     Refco Inc. *                                                                          1,495,325
                 284,100     Schwab (Charles) Corp. (The)                                                          3,843,873
                                                                                                         --------------------
                                                                                                                  22,775,628
                                                                                                         --------------------
                             Investment Managers (2.4%)
                  64,000     Franklin Resources, Inc.                                                              5,148,160
                                                                                                         --------------------

                             Life/Health Insurance (3.4%)
                  56,600     Lincoln National Corp.                                                                2,806,794
                  93,000     MetLife, Inc. *                                                                       4,555,140
                                                                                                         --------------------
                                                                                                                   7,361,934
                                                                                                         --------------------
                             Major Banks (26.0%)
                 224,800     Banco Bilbao Vizcaya Argentina, S.A. (Spain)                                          3,741,985
                 311,000     Bank of America Corp.                                                                13,382,330
                  48,800     BNP Paribas S.A. (France) *                                                           3,569,090
                  26,300     Deutsche Bank AG (Registered Shares)                                                  2,288,047
                  85,800     Huntington Bancshares, Inc.                                                           2,058,342
                  63,700     Kookmin Bank (ADR) (South Korea) *                                                    3,228,316
                 363,000     Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan) *                                3,757,050
                  87,400     SunTrust Banks, Inc.                                                                  6,142,472
                 177,300     Wachovia Corp.                                                                        8,797,626
                 161,600     Wells Fargo & Co.                                                                     9,634,592
                                                                                                         --------------------
                                                                                                                  56,599,850
                                                                                                         --------------------
                             Multi-Line Insurance (4.8%)
                  93,100     American International Group, Inc.                                                    5,511,520
                  66,900     Hartford Financial Services Group, Inc. (The)                                         4,887,045
                                                                                                         --------------------
                                                                                                                  10,398,565
                                                                                                         --------------------
                             Property - Casualty Insurers (6.3%)
                 127,300     ACE Ltd. (Cayman Islands)                                                             5,653,393
                  58,700     Allstate Corp. (The)                                                                  3,299,527
                  55,400     Chubb Corp. (The)                                                                     4,817,584
                                                                                                         --------------------
                                                                                                                  13,770,504
                                                                                                         --------------------

                             Regional Banks (16.9%)
                  44,000     Alabama National BanCorporation                                                       2,890,360
                  53,300     Central Pacific Financial Corp.                                                       1,843,114
                  52,900     City National Corp.                                                                   3,810,916
                  84,300     First Republic Bank                                                                   3,034,800
                 159,875     Fulton Financial Corp.                                                                2,797,812
                  38,100     M&T Bank Corp.                                                                        4,062,222
                 173,000     North Fork Bancorporation, Inc.                                                       4,755,770
                  79,100     S & T Bancorp, Inc.                                                                   3,016,083
                 262,700     U.S. Bancorp                                                                          7,676,094
                  82,500     Wilmington Trust Corp.                                                                3,007,950
                                                                                                         --------------------
                                                                                                                  36,895,121
                                                                                                         --------------------
                             Savings Banks (1.1%)
                 142,600     BankAtlantic Bancorp, Inc. (Class A)                                                  2,431,330
                                                                                                         --------------------

                             Specialty Insurance (1.2%)
                   7,800     Markel Corp. *                                                                        2,533,050
                                                                                                         --------------------

                             TOTAL COMMON STOCKS
                             (Cost $175,725,147)                                                                 214,761,289
                                                                                                         --------------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
-------------------------

                             SHORT-TERM INVESTMENT (1.0%)
                             REPURCHASE AGREEMENT
                 $ 2,130     Joint repurchase agreement account 3.575% due 09/01/05
                             (dated 08/31/05; proceeds $2,130,212) (a)
                             (Cost $2,130,000)                                                                     2,130,000
                                                                                                         --------------------

                             TOTAL INVESTMENTS
                             (Cost $177,855,147)(b)                                       99.6%                  216,891,289
                             OTHER ASSETS IN EXCESS OF LIABILITIES                         0.4                       821,474
                                                                                      --------------     --------------------
                             NET ASSETS                                                  100.0%                 $217,712,763
                                                                                      ==============     ====================

-----------------------------
          ADR      American Depositary Receipt.
           *       Non-income producing security.
          (a)      Collateralized by federal agency and U.S. Treasury
                   obligations.
          (b)      The aggregate cost for federal income tax purposes
                   approximates the aggregate cost for book purposes. The
                   aggregate gross unrealized appreciation is $40,539,138 and the aggregate gross unrealized depreciation is $1,502,996, resulting in net unrealized appreciation of $39,036,142.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Financial
      Services Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)  Omitted;

      (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 20, 2005

                                     /s/ Ronald E. Robison
                                     Ronald E. Robison
                                     Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Financial
      Services Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)  Omitted;

      (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 20, 2005

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5